Short-term investments	12 Months Ended
Dec. 31, 2015
Short-term investments [Abstract]
Short-term investments

3. Short-term investments

The short-term investments represent investments in real estate investment trusts (“REITs”) publicly traded on the Hong Kong Stock Exchange, money market instruments and equity securities publicly traded on the Shanghai Stock Exchange and Shenzhen Stock Exchange, which are expected to be realized in cash during the next 12 months. The Company accounts for the short-term investments in accordance with ASC subtopic 320-10 (“ASC 320-10”), Investments-Debt and Equity Securities: Overall. The Company classified the REITs, investment in equity securities and money market instruments as trading securities which are bought and held principally for the purpose of selling them in the near term. The Company uses quoted prices in active markets for identical assets (consistent with the Level 1 definition in the fair value hierarchy) to measure the fair value of its investments on a recurring basis pursuant to ASC 820, Fair Value Measurement.

The realized gains, and unrealized losses presented in the accompanying statements of comprehensive income are related to trading securities held as of December 31, 2015.

The following summarizes the short-term investments measured at fair value at December 31, 2014 and 2015:

	December 31, 2014
		US$
	Aggregate fair value	Cost	Unrealized gain in profit and loss
Trading securities:
Equity securities	5,189,456	5,069,310	120,146
Money market instrument	819,021	817,134	1,887

Total	6,008,477	5,886,444	122,033

	December 31, 2015
		US$
	Aggregate fair value	Cost	Unrealized gain In profit and loss
Trading securities:
REITs	1,167,647	1,124,293	43,354
Money market instrument	76,999	70,910	6,089

Total	1,244,646	1,195,203	49,443

During the year ended December 31, 2015, US$456,149 net realized gain and US$49,443 unrealized gain for trading securities are included in earnings. During the year ended December 31, 2014, US$3,128,014 net realized gain and US$122,033 unrealized gain for trading securities are included in earnings.